Acquisitions and disposals	12 Months Ended
Jun. 30, 2024
Acquisitions and disposals

4. Acquisitions and disposals

Significant acquisitions and disposals for the for the fiscal year ended June 30, 2024 are detailed below. Significant acquisitions and disposals for the fiscal year ended June 30, 2023, are detailed in Note 4 to the Annual Financial Statements as of June 30, 2023.

A) “Maple Building" sale

On July 24, 2023, IRSA signed the deed for the sale of all the functional and complementary units of the “Maple Building” located at 652/664 Suipacha Street in the Autonomous City of Buenos Aires. The price of the operation was USD 6.75 million, of which USD 3 million has been collected in cash, USD 0.75 million through the delivery of 3 functional units in a building owned by the buyer at Avenida Córdoba 637 in the Autonomous City of Buenos Aires, with a bailment agreement for 30 months and the remaining balance of USD 3 million will be paid as follows:

-	USD 2.5 million in 10 semiannual, equal and consecutive installments of USD 0.25 million, the first due 24 months from the signing of the deed, with an annual interest of 5%;

-	USD 0.5 million through the provision of services by the buyer, which were valued at the CCL exchange rate according to the conditions agreed in the contract.

B) “261 Della Paolera” floor sale

On August 9, 2023, IRSA signed the deed for the sale of the 9th floor of the "261 Della Paolera" tower located in the Catalinas neighborhood of the Autonomous City of Buenos Aires with a total of 1,184 square meters, 10 parking spaces, and 2 complementary units of the same building. The transaction price was approximate USD (MEP) (see note 9) 6.3 million, which had already been paid in ARS.

On October 5, 2023, the transfer deed was signed for the sale of the 25th and 26th floors of the “261 Della Paolera” tower located in the Catalinas neighborhood of the Autonomous City of Buenos Aires for a total of 2,395 square meters, 18 units of garages and 6 complementary units of the same building. The transaction price was approximately USD (MEP) (see note 9) 14.9 million, all of which were paid in full in ARS.

After this transaction, IRSA keeps the property of 4 floors of the building with an approximate leasable area of 4,937 square meters, in addition to parking spaces and other complementary spaces.

C) Sale of Quality Investment S.A.

On August 31, 2023, IRSA sold and transferred 100% of its participation in Quality Invest S.A. representing 50% of the share capital. The amount of the transaction amounted to USD 22.9 million, of which USD 21.5 million has been collected together with the transfer of the shares and the balance of USD 1.4 million will be collected after 3 years, accruing an interest of 7% per year.

D) Vista al Muelle – Boating Trust transaction

On October 31, 2023, Vista al Muelle S.A. (VAM), a subsidiary of Liveck L.T.D., sold two of its plots in the department of Canelones (Uruguay) to the Boating Trust for USD 6.8 million. In the same transaction, the trust sold units in Tower II to VAM for USD 5 million, which VAM used to fully settle its debt with the Chamyan family. The operation resulted in a profit of USD 1 million.

E) Ezpeleta land plot Barter Agreement

On December 7, 2023, IRSA signed a barter agreement transferring the “Ezpeleta land plot” of 46 hectares, located in the district of Quilmes, Buenos Aires province.

The real estate project to be developed on the property consists of a gated community with 330 single-family lots and 6 macro lots for medium-density developments.

The transaction price was set at USD 16.4 million and will be paid to IRSA through the delivery of 125 single-family lots of the project and also 40% of the buildable square meters of the multifamily lots of said project.

Additionally, IRSA received the sum of ARS 62.3 million in cash as part of the consideration.

The amounts are expressed in the currency of the transaction date.

F) Sale of GCDI common-shares

During the months of November and December 2023, IRSA sold 1,583,560 common-shares of GCDI, equivalent to 0.17% of the capital share, for a total of ARS 25.5 million.

Additionally, during the first quarter of 2024, IRSA sold 5,017,588 common-shares of GCDI, equivalent to 0.55% of the capital share, for a total of ARS 165 million.

The amounts are expressed in the currency of the transaction date.

G) Del Plata Building Trust

On November 10, 2023, IRSA executed a Trust Administration Contract at cost for a project development and construction of a residential building, stores (gastronomic use), and complementary parking spaces and in which the Company will have the character of money trustor and developer. Likewise, and as beneficiary of the trust, IRSA will receive approximately 5,128 salable square meters and 32 parking spaces. TMF Trust Company (Argentina) S.A., a company with a fiduciary purpose that is not a related party, will act as trustee.

The aforementioned trust contract involves the contribution of a building owned by Banco Hipotecario S.A. (“BHSA”), an entity in which the Company holds a significant interest. The building is located in the block embraced by the streets Carlos Pellegrini, Presidente Perón, Sarmiento and Pasaje Carabelas, in the City of Buenos Aires. The contribution was made on December 28, 2023.

The trust underlying project has approval for the Microcentro district reconversion regime issued by the Government of the City of Buenos Aires (Law 6508). On June 14, 2024, the GCBA issued Joint Resolution No. 1078/MHFGC/24 which suspended the effects of the tax benefits granted to the Trust, which are vested rights of the Trust. In order to preserve its rights, on July 17, 2024, the Trust filed an administrative appeal against such measure in order to have it revoked and restore the suspended tax benefits. The appeal is still pending, and no decision has yet been rendered.